U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          U.S. Global Accolade Funds
          7900 Callaghan Road
          San Antonio, Texas 78229

2.   Name of each series or class of funds for which this notice is filed:

          MegaTrends Fund

3.   Investment Company Act File Number: 811-7662
     Securities Act File Number: 33-61542

4.   Last day of fiscal year for which this notice is filed:

          June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

          None

9.   Number and aggregate sale price of securities sold during the fiscal year:

          Number of Shares --157,711
          Aggregate Sales Price -- $1,955,228

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

          Number of Shares -- 157,711
          Aggregate Sales Price -- $1,955,228

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          Number of Shares -- 36,380
          Aggregate Sales Price -- $437,124

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $ 1,955,228

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable): + 437,124

     (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): (9,125,843)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): + 0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable): $ (6,733,491)

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/3300

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $ - 0 -

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

          /     /

     Date  of  wire  transfer  of  filing  fees  to  the  Commission's   lockbox
     depository:

          None required

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:         /s/ Thomas D. Tays
         THOMAS D. TAYS
         Chief Financial Officer,


Date:    August 27, 1997